July 26, 2017

DREYFUS CASH MANAGEMENT

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

-DREYFUS GOVERNMENT SECURITIES CASH MANAGEMENT

-DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS TREASURY SECURITIES CASH MANAGEMENT

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

-DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT

DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS INSTITUTIONAL RESERVES FUNDS

-DREYFUS INSTITUTIONAL PREFERRED GOVERNMENT MONEY MARKET FUND

-DREYFUS INSTITUTIONAL TREASURY AND AGENCY CASH ADVANTAGE FUND

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

-DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND

CITIZENSSELECT FUNDS

-DREYFUS PRIME MONEY MARKET FUND

Supplement to Current Statement of Additional Information

Effective on or about July 31, 2017, Participant shares of Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus Institutional Preferred Money Market Fund will no longer be offered by either fund and will be terminated as a separately designated class of the fund.

   Effective on or about August 31, 2017, Dreyfus Prime Money Market Fund will issue to each holder of its Citizens, Class B and Class C shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Citizens, Class B or Class C shares.  Thereafter, the fund will no longer offer its Citizens, Class B and Class C shares.  The fund reserves the right to no longer offer and terminate its Citizens, Class B and Class C shares as separately designated classes of shares of  the fund prior to August 31, 2017 if there are no holders of, or assets in, such classes of shares.

Effective on or about September 8, 2017 (the “Effective Date”), each fund will issue to each holder of the class of shares designated in the chart below as Converted Shares, in exchange for said Converted Shares, shares of the same fund designated as Surviving Shares having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Converted Shares.  Thereafter, each fund will no longer offer its Converted Shares.  Each fund reserves the right to no longer offer and terminate its Converted Shares as separately designated classes of shares of the fund prior to the Effective Date if there are no holders of, or assets in, such Converted Shares.

GRP1-SAISTK-0717

Fund	Converted Shares	into	Surviving Shares

Dreyfus Cash Management

Dreyfus Institutional Preferred Money Market Funds

- Dreyfus Institutional Preferred Money Market Fund

Dreyfus Government Cash Management Funds

- Dreyfus Government Securities Cash Management

- Dreyfus Government Cash Management

Dreyfus Institutional Reserves Funds

- Dreyfus Institutional Preferred Government Money Market Fund

- Dreyfus Institutional Treasury and Agency Cash Advantage Fund

Dreyfus Treasury Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Tax Exempt Cash Management Funds

- Dreyfus AMT-Free Tax Exempt Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

	Agency Participant Administrative Agency Agency Agency Classic Agency Classic Agency Agency Premier Administrative Participant Administrative Participant Administrative		Institutional Investor Hamilton Institutional Institutional Hamilton Premier Hamilton Premier Institutional Institutional Investor Institutional Investor Institutional Investor Institutional

GRP1-SAISTK-0717